Premises and Equipment (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 270,591,000	$ 237,584,000
Less accumulated depreciation and amortization	(64,419,000)	(58,739,000)
Premises and equipment, net	206,172,000	178,845,000
Future minimum payments due, current	4,200,000
Future minimum payments due, two years	3,500,000
Future minimum payments due, three years	2,500,000
Future minimum payments due, four years	1,800,000
Future minimum payments due, five years and thereafter	6,600,000
Rental expense	4,680,000	3,825,000	3,083,000
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	92,560,000	82,426,000
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	132,822,000	114,106,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	8,411,000	7,530,000
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 36,798,000	$ 33,522,000
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	25 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	7 years
Minimum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	15 years
Maximum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	10 years